Schedule of Investments (unaudited) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 128.3%

Alabama — 3.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/39	$10,995	$10,995,000
6.13%, 06/01/34	4,980	4,980,000
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	1,745	1,889,451

		17,864,451

Arizona — 1.1%
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, 5.00%, 01/01/38	3,000	3,543,210
University of Arizona Board of Regents, Refunding RB, Series A, 5.00%, 06/01/40	2,300	2,642,585

		6,185,795

California — 16.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42(a)	5,370	5,668,089
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	3,330	3,834,095
2nd, 5.25%, 05/01/33	6,370	7,186,061
5.00%, 05/01/44	3,430	3,849,214
City of Los Angeles California Department of Airports, ARB, Sub-Series A, AMT, 5.00%, 05/15/42	3,500	4,118,450
City of Manteca California Financing Authority, RB, Manteca Sewer (AGC), 5.75%, 12/01/36	3,285	3,355,759
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	4,450	4,753,356
County of Sacramento California Airport System Revenue, Refunding RB, AMT, Series C, 5.00%, 07/01/39	3,410	4,081,736
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	4,365	5,079,987
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J, 5.25%, 05/15/38	2,705	3,053,701
State of California, GO, Various Purposes (AGC), 5.50%, 11/01/39	15,000	15,247,950

Security	Par (000)	Value

California (continued)
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	$4,500	$5,243,985
5.50%, 11/01/31	2,615	3,047,626
5.50%, 11/01/33	2,000	2,322,620
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	3,240	3,710,351
State of California University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/42	3,500	4,178,055
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	1,685	1,982,942
University of California, Refunding RB, Series AR, 5.00%, 05/15/38	10,000	11,803,800

		92,517,777

Colorado — 2.7%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	2,700	3,117,123
5.50%, 11/15/30	1,040	1,193,483
5.50%, 11/15/31	1,250	1,431,025
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/43	7,500	8,911,425

		14,653,056

Connecticut — 0.4%
State of Connecticut, GO, Series A, 5.00%, 04/15/39	2,000	2,396,480

Florida — 7.5%
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT:
5.50%, 10/01/29	5,360	6,171,236
5.25%, 10/01/30	3,255	3,693,644
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	7,100	7,594,728
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	260	263,151
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	115	115,966
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	3,145	3,571,022

1

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series B, AMT, 6.25%, 10/01/38	$1,405	$1,632,217
Series B, AMT, 6.00%, 10/01/42	1,885	2,166,713
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	2,870	3,288,848
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,465	5,964,501
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT, Series A, 4.00%, 10/01/44	3,000	3,255,510
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	3,225	3,646,507

		41,364,043

Hawaii — 2.0%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	5,985	6,773,045
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	1,350	1,533,978
5.25%, 08/01/26	2,500	2,834,275

		11,141,298

Idaho — 2.0%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 4.00%, 12/01/43	10,000	10,850,500

Illinois — 20.6%
Chicago Housing Authority, RB, M/F Housing, Series A (HUD), 5.00%, 01/01/38	2,150	2,512,963
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.50%, 01/01/30	6,500	7,283,120
5.50%, 01/01/32	6,275	7,001,080
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	8,020	8,803,233
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/39(a)	5,000	5,338,400
3rd Lien, Series A, 5.75%, 01/01/39	1,185	1,258,008
3rd Lien, Series C, 6.50%, 01/01/41(a)	16,800	18,129,888

Security	Par (000)	Value

Illinois (continued)
Senior Lien, Series D, 5.25%, 01/01/42	$2,630	$3,107,529
City of Chicago Illinois O’Hare International Airport, Refunding RB, Senior Lien, Series B, 5.00%, 01/01/35	4,300	5,091,415
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	10,960	11,582,199
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	7,735	7,954,210
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	4,000	4,328,520
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/23	4,365	4,706,343
6.00%, 06/01/28	1,245	1,354,523
State of Illinois, GO:
5.00%, 11/01/27	200	227,692
4.00%, 06/01/32	2,655	2,747,421
Series C, 5.00%, 11/01/29	5,000	5,716,650
Series D, 5.00%, 11/01/27	3,000	3,464,940
Series D, 5.00%, 11/01/28	11,000	12,650,110

		113,258,244

Indiana — 0.2%
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	1,240	1,350,112

Kansas — 0.9%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,000	4,888,120

Kentucky(b) — 2.0%
Kentucky Public Energy Authority, RB, Gas Supply, Series C-1, 4.00%, 12/01/49	10,000	10,962,500

Massachusetts — 7.4%
Commonwealth of Massachusetts, GO, Series G, 4.00%, 09/01/42	22,535	24,458,362
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/41	4,710	5,464,401

2

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	$1,000	$1,148,530
Massachusetts Housing Finance Agency, Refunding RB, Series G, 3.45%, 12/01/30	3,100	3,242,290
Massachusetts School Building Authority, RB, Sub Series B, 4.00%, 02/15/42	6,200	6,568,156

		40,881,739

Michigan — 2.5%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/36(a)	6,310	6,332,464
6.25%, 07/01/36	10	10,033
Michigan Finance Authority, Refunding RB, Henry Ford Health System:
4.00%, 11/15/46	5,470	5,818,494
5.00%, 11/15/41	1,525	1,761,100

		13,922,091

Mississippi — 2.7%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM):
6.88%, 12/01/40	6,405	7,626,305
Special Obligation, 6.75%, 12/01/31	3,775	4,515,730
Special Obligation, 6.75%, 12/01/33	2,350	2,803,339

		14,945,374

Nevada — 2.1%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	11,175	11,385,314

New Jersey — 13.1%
New Jersey EDA, RB, Goethals Bridge Replacement Project, AMT, Private Activity Bond:
5.38%, 01/01/43	7,000	7,829,430
(AGM), 5.00%, 01/01/31	2,425	2,706,615
New Jersey EDA, Refunding RB, Series B, 5.50%, 06/15/30	4,080	4,820,357
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	6,500	6,519,760
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT, 5.75%, 12/01/28	2,015	2,163,808

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	$9,295	$10,798,652
Transportation System, Series AA, 5.50%, 06/15/39	8,175	8,950,971
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 4.25%, 12/15/38	5,745	6,146,288
New Jersey Turnpike Authority, Refunding RB, Series A, 5.00%, 01/01/34	1,685	1,976,151
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/42	3,410	3,833,284
Tobacco Settlement Financing Corp., Refunding RB, Sub-Series B, 5.00%, 06/01/46	15,000	16,018,350

		71,763,666

New York — 10.9%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/40	4,850	5,839,885
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	3,475	3,675,542
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,195	3,204,457
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	10,000	10,849,100
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	4,490	5,106,747
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	6,140	7,245,814
Series D, 4.00%, 11/15/42	2,500	2,732,600
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Subordinate, Series C, 4.00%, 05/01/43	5,000	5,528,100
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	10,000	10,578,800

3

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/38	$4,400	$5,281,804

		60,042,849

Ohio — 2.0%
State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 4.00%, 01/01/43	2,500	2,725,800
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/31	5,145	5,768,420
5.25%, 02/15/32	2,250	2,521,777

		11,015,997

Pennsylvania — 5.8%
Pennsylvania Turnpike Commission, RB:
Series A, 5.25%, 12/01/44	5,000	6,101,450
Sub-Series A, 5.50%, 12/01/46	18,570	22,133,583
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	3,000	3,347,400

		31,582,433

South Carolina — 6.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	6,735	7,700,664
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.25%, 07/01/25	4,490	5,114,963
5.50%, 07/01/38	3,000	3,366,390
6.00%, 07/01/38	5,270	6,037,523
5.50%, 07/01/41	4,170	4,668,940
South Carolina Jobs-Economic Development Authority, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/37	4,480	5,291,104
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	3,445	3,927,817

		36,107,401

Texas — 12.3%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	4,190	4,676,124
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	5,580	5,791,147
Series H, 5.00%, 11/01/37	4,575	4,860,068

Security	Par (000)	Value

Texas (continued)
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	$3,735	$4,254,090
North Texas Tollway Authority, Refunding RB, 1st Tier (AGM), 6.00%, 01/01/43(a)	5,555	5,943,461
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	7,170	8,001,648
State of Texas, GO:
Transportation Commission Highway Improvement, 5.00%, 04/01/43	15,550	18,177,173
Water Financial Assistance, Series D, 5.00%, 05/15/40	4,000	4,654,720
Texas Water Development Board, RB:
State Water Implementation Fund, Series B, 4.00%, 10/15/43	5,000	5,515,250
State Water Implementation Revenue, 5.25%, 10/15/46	4,780	5,749,384

		67,623,065

Utah — 2.5%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 5.00%, 05/15/46	7,500	8,699,175
Utah State University, RB, Series B (AGM), 4.00%, 12/01/45	4,390	4,742,868

		13,442,043

Virginia — 0.3%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	1,750	1,894,078

Washington — 0.6%
State of Washington, GO, Series C, 5.00%, 02/01/41	2,500	2,999,725

Total Municipal Bonds — 128.3% (Cost — $664,476,636)		705,038,151

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Alabama — 8.3%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group:
Series B, 5.00%, 11/15/46	27,798	31,809,337
Series C, 5.00%, 11/15/46	11,920	13,638,209

		45,447,546

4

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California — 0.4%
Los Angeles California Unified School District, GO, Series I, 5.00%, 01/01/34	$2,400	$2,405,424

Massachusetts — 4.5%
Commonwealth of Massachusetts, GO, Consolidated Loan, Series E, 5.25%, 09/01/43	20,000	24,694,000

Michigan — 2.0%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A, 4.00%, 12/01/40	10,100	10,956,632

Nevada — 2.9%
County of Clark Nevada, GOL, Las Vagas Convention and Visitor, 4.00%, 07/01/47	10,000	10,780,700
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	5,008	5,023,833

		15,804,533

New Jersey — 0.5%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	2,961	3,116,719

New York — 15.5%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	3,990	4,001,784
City of New York Transitional Finance Authority, RB, Series, S-1, 5.00%, 07/15/43	11,825	14,208,798
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(d):
5.75%, 02/15/21(a)	5,726	6,128,567
5.75%, 02/15/47	3,523	3,770,108

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 4.00%, 02/15/44	$30,165	$32,866,875
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	13,950	15,193,577
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	8,200	8,992,239

		85,161,948

Pennsylvania — 1.9%
Geisinger Authority Pennsylvania, Refunding RB, Geisinger Health System, Series A, 4.00%, 06/01/41	10,000	10,532,900

Texas — 1.9%
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	9,640	10,486,006

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	6,373	6,417,876

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.1% (Cost — $208,191,301)		215,023,584

Total Long-Term Investments — 167.4% (Cost — $872,667,937)		920,061,735

Total Investments — 167.4% (Cost — $872,667,937)		920,061,735

Other Assets Less Liabilities — 1.3%		6,936,769

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.7)%		(102,790,625)

VRDP Shares, at Liquidation Value — (50.0)%		(274,600,000)

Net Assets Applicable to Common Shares — 100.0%		$549,607,879

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between November 15, 2019 to December 15, 2020, is $11,535,489.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL)

During the period ended May 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class*	1,018,845	(1,018,845)	—	$—	$23,490	$1,357	$—

*	No longer held by the Fund as of period end.
(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

HUD — Department of Housing and Urban Development

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	117	09/19/19	$14,830	$(98,269)
Long U.S. Treasury Bond	210	09/19/19	32,281	(333,945)
5-Year U.S. Treasury Note	67	09/30/19	7,864	(32,035)

				$(464,249)

6

Schedule of Investments (unaudited) (continued) May 31, 2019	BlackRock MuniHoldings Investment Quality Fund (MFL)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$920,061,735	$—	$920,061,735

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(464,249)	$—	$—	$(464,249)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Investments:
TOB Trust Certificates	$—	$(102,424,757)	$—	$(102,424,757)
VRDP Shares at Liquidation Value	—	(274,600,000)	—	(274,600,000)

	$—	$(377,024,757)	$—	$(377,024,757)

7